Note 12 - Derivative Warrant Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of maturity analysis for derivative financial liabilities [text block]
	Warrant liabilities issued May 2018		Warrant liabilities issued December 27, 2017		Warrant liabilities issued December 3, 2013 1
	March 31, 2019	March 31, 2018	March 31, 2019	March 31, 2018	March 31, 2019	March 31, 2018
	$	$	$	$	$	$
Balance – beginning of period	-	-	6,405	-	21	209
Issued during period	4,272	-	-	5,873	-	-
Exercised during period	(722)	-	-	-	-	-
Change in fair value of derivative warrant liabilities	4,696	-	1,612	532	(21)	(188)
Balance – end of period	8,246	-	8,017	6,405	-	21

Fair value per share issuable	0.81	-	0.82	0.65	-	0.01

Derivative warrant liabilities [member]
Statement Line Items [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
	Warrant liabilities issued May 2018		Warrant liabilities issued December 27, 2017		Warrant liabilities issued December 3, 2013 1
	March 31, 2019	March 31, 2018	March 31, 2019	March 31, 2018	March 31, 2019	March 31, 2018
Exercise price	$1.31	-	US $1.26	US $1.26	-	US $1.50
Share price	$1.35	-	US $1.02	US $1.02	-	US $1.02
Risk-free interest	1.52%	-	2.23%	2.56%	-	2.19%
Estimated life (in years)	4.11	-	3.75	4.75	-	0.68
Expected volatility	94.58%	-	107.57%	95.15%	-	133.86%